Projects Under Construction as of November 30, 2023

Commitment/ Construction Start	HIT Projects	City	State		Total Units	Affordable Units	Union Construction Hours	HIT Commitment	Total Development Cost
4Q 2020	Ventana Residences (99 Ocean)	San Francisco	CA		193	48	805,240	$52,000,000	$121,934,463
4Q 2020	Residences @ 150 Bagley	Detroit	MI		148	30	705,380	$47,791,901	$72,990,473
1Q 2021	Circle Park Apartments	Chicago	IL		418	418	292,010	$84,895,000	$163,806,449
1Q 2021	Gateway Apartments	Chicago	IL		161	17	382,510	$43,500,000	$50,352,486
1Q 2021	Wilder Square	St. Paul	MN		136	136	157,100	$22,909,000	$33,108,000
2Q 2021	The Couture	Milwaukee	WI		322	-	1,464,510	$104,745,000	$159,255,248
2Q 2021	Morningside Court Apartments	Chicago	IL		171	171	105,240	$28,700,000	$56,425,536
3Q 2021	Granada Senior Apartments	San Antonio	TX		265	265	321,480	$37,000,000	$63,242,767
3Q 2021	Metro 19 Apartments	Roselle	IL		295	-	570,480	$65,928,000	$77,098,874
4Q 2021	311 West 42nd Street	Manhattan	NY		330	83	1,995,680	$50,000,000	$337,700,000
4Q 2021	Peregrine Apartments	Minneapolis	MN		163	163	363,130	$55,587,970	$55,711,262
4Q 2021	The Crest Apartments	Brooklyn Center	MN		171	171	192,720	$25,014,942	$40,052,670
1Q 2022	Zenith	Duluth	MN		122	13	334,360	$26,682,200	$49,084,470
2Q 2022	Greenway Apartments	Minneapolis	MN		86	86	176,070	$12,327,300	$26,847,568
2Q 2022	Rise on 7	St. Louis Park	MN		120	120	264,020	$35,103,700	$40,355,688
2Q 2022	Covent Apartments	Chicago	IL		30	30	97,930	$4,900,000	$17,763,640
2Q 2022	42nd & Central	Columbia Heights	MN		62	62	140,880	$10,631,900	$21,899,161
2Q 2022	Edwin Berry Manor Apartments	Chicago	IL		56	56	45,010	$5,752,000	$12,521,150
2Q 2022	Ladder 260	Minneapolis	MN		90	90	203,510	$18,219,487	$34,281,708
3Q 2022	Soul	St. Paul	MN		178	178	483,560	$64,700,959	$70,470,714
3Q 2022	San Cristina	San Francisco	CA		58	58	232,130	$17,472,000	$49,334,105
4Q 2022	Old Colony Phase 4	Boston	MA		104	104	562,100	$27,432,000	$84,684,476
4Q 2022	Old Colony Phase 5	Boston	MA		104	104	478,090	$25,993,000	$78,109,976
4Q 2022	Flat 9 at Whittier Phase 3	Boston	MA		119	107	824,920	$26,645,000	$125,475,018
1Q 2023	Mildred Hailey 1A	Boston	MA		100	100	728,560	$14,040,000	$105,275,177
1Q 2023	Mildred Hailey 1B	Boston	MA		123	123	611,020	$16,020,000	$88,887,626
2Q 2023	Hudson Exchange Phase II	Jersey City	NJ		802	-	4,142,870	$50,000,000	-
3Q 2023	Grace Manor Apartments	Chicago	IL		65	65	252,230	$4,094,800	$30,215,493
3Q 2023	Labor Retreat Apartments	Minneapolis	MN		77	77	47,750	$11,250,000	$19,366,543
4Q 2023	Island Terrace Apartments - A	Chicago	IL		62	56	95,300	$5,607,000	$25,205,460
4Q 2023	Island Terrace Apartments - B	Chicago	IL		178	161	272,550	$18,054,000	$71,932,325
4Q 2023	Imani Village Senior Residences	Chicago	IL		70	70	247,830	$2,171,000	$27,085,749
4Q 2023	6900 South Crandon Apartments	Chicago	IL		151	151	130,890	$16,169,500	$46,975,331
4Q 2023	South Shore HHDC Apartments	Chicago	IL		126	126	140,900	$16,833,600	$44,053,288

	HIT Projects	34			5,656	3,439	17,867,960	$1,048,171,259	$2,301,502,894

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Total Units	Affordable Units	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
4Q 2021	Destination Crenshaw	Los Angeles	CA	40,000	-	-	198,690	$8,000,000	$48,557,521
4Q 2022	Pittsburgh Glass Center	Pittsburgh	PA	27,000	-	-	160,040	$5,000,000	$12,648,787
1Q 2023	Public Health Campus on Cedar	Philadelphia	PA	448,467	-	-	661,180	$15,000,000	$89,223,192
	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation	3		515,467	-	-	1,019,910	$28,000,000	$150,429,500

	Grand Total	37			5,656	3,439	18,887,870	$1,076,171,259	$2,451,932,394

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of November 30, 2023. Economic impact data is in 2022 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call the HIT at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.